UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]:       Amendment Number _______

This Amendment (Check only one):    [  ] is a restatement

                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TD Securities (USA) LLC
Address: 31 West 52nd Street
         New York, New York 10019

Form 13F File Number: 28-11451

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter Stroud
Title: Vice President & Director
Phone: 212-827-7508

Signature, Place, and Date of Signing:

         /S/ Peter Stroud           New York,              October 17, 2008
            [Signature]           [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
None

                              FORM 13F SUMMARY PAGE

      Report summary:

      Number of Other Included Managers: 0

      Form 13F Information Table Entry Total: 56

      Form 13F Information Table Value Total: $ 277,756

LIST OF OTHER INCLUDED MANAGERS:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No. Form 13F File Number         Name

FORM 13F-HR
NAME OF REPORTING MANAGER: TD SECURITIES (USA) LLC

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                                                                                                                      Item 8:
                                                                              Item 6:                Item 7:     Voting Authority
                                                                              Investment Discretion Managers         (Shares)
                                                                              ------------------------------------------------------
                                                                                   (b)
                                                                                   Shared-
                                                 Item 4:      Item 5:              As
                              Item 2:  Item 3:   Fair Market  Shares or            Defined  (c)
Item 1:                       Title of CUSIP     Value        Principal       (a)  in       Shared- See       (a)       (b)     (c)
Name of Issuer                Class    Number    (x$1000)     Amount          Sole Instr.V  other   Instr. V  Sole     Shared   None
------------------------------------------------------------------------------------------------------------------------------------
* BB&T CORP COM               COM      054937107         174       4,600 sh   sole                               4,600
* SPDR GOLD TRUST GOLD SHS
ADDED                         COM      78463V107         425       5,000 sh   sole                               5,000
* LILLY ELI & CO COM          COM      532457108         365       8,300 sh   sole                               8,300
* MERCK & CO INC COM          COM      589331107         376      11,900 sh   sole                              11,900
* VERIZON COMMUNICATIONS INC
COM                           COM      92343V104         385      12,000 sh   sole                              12,000
* AT&T INC COM                COM      00206R102         360      12,900 sh   sole                              12,900
* NEWELL RUBBERMAID INC COM   COM      651229106         373      21,600 sh   sole                              21,600
* TECO ENERGY INC COM         COM      872375100         351      22,300 sh   sole                              22,300
* CENTERPOINT ENERGY INC COM  COM      15189T107         364      25,000 sh   sole                              25,000
* ANNALY CAP MGMT INC COM     COM      035710409       1,368     101,700 sh   sole                             101,700
BOSTON PPTYS LTD PARTNERSHIP
NOTE 2.875% 2/1               NOTE     10112RAK0       4,288   4,671,365 prn  sole                           4,671,365
BOSTON PPTYS LTD PARTNERSHIP
NOTE 3.750% 5/1               NOTE     10112RAG9       2,520   2,783,100 prn  sole                           2,783,100
BRANDYWINE OPER PARTNERSHIP
NOTE 3.875%10/1               NOTE     105340AH6       6,131   6,925,830 prn  sole                           6,925,830
BRE PROPERTIES INC NOTE
4.125% 8/1                    NOTE     05564EBH8       9,485  10,310,891 prn  sole                          10,310,891
CHESAPEAKE ENERGY CORP NOTE
2.750%11/1                    NOTE     165167BW6       2,665   3,429,770 prn  sole                           3,429,770
CORE LABORATORIES LP NOTE
0.250%10/3                    NOTE     21868FAB9       5,703   6,672,279 prn  sole                           6,672,279
COUNTRYWIDE FINANCIAL CORP
DBCV 4/1                      NOTE     222372AN4      39,200  38,050,000 prn  sole                          38,050,000
E M C CORP MASS NOTE
1.750%12/0                    NOTE     268648AM4       2,432   2,899,988 prn  sole                           2,899,988
ERP OPER LTD PARTNERSHIP NOTE
3.850% 8/1                    NOTE     26884AAV5      13,521  14,124,703 prn  sole                          14,124,703
GENERAL CABLE CORP DEL NEW
NOTE 0.875%11/1               NOTE     369300AD0      10,425  15,740,288 prn  sole                          15,740,288
GLOBAL INDS LTD DBCV
2.750% 8/0                    NOTE     379336AE0       1,015   1,179,375 prn  sole                           1,179,375
HOSPITALITY PPTYS TR NOTE
3.800% 3/1                    NOTE     44106MAK8       2,190   2,757,294 prn  sole                           2,757,294
ISTAR FINL INC FRNT 10/0      NOTE     45031UBF7       7,828  11,394,518 prn  sole                          11,394,518
MERRILL LYNCH & CO INC
NOTE 3/1                      NOTE     590188W46       1,860   1,975,000 prn  sole                           1,975,000
MICROCHIP TECHNOLOGY INC SDCV
2.125%12/1 ADDED              NOTE     595017AB0       4,773   5,384,500 prn  sole                           5,384,500
MICRON TECHNOLOGY INC NOTE
1.875% 6/0                    NOTE     595112AH6       1,489   2,598,660 prn  sole                           2,598,660
NATIONAL CITY CORP NOTE
4.000% 2/0                    NOTE     635405AW3       3,600   6,678,168 prn  sole                           6,678,168
NATIONAL RETAIL PROPERTIES I
NOTE 3.950% 9/1               NOTE     637417AA4       5,136   5,146,260 prn  sole                           5,146,260
OMNICARE INC DBCV 3.250%12/1  NOTE     681904AL2       4,582   5,252,334 prn  sole                           5,252,334
OMNICOM GROUP INC NOTE 2/0    NOTE     681919AK2       7,297   7,508,535 prn  sole                           7,508,535
PARKER DRILLING CO NOTE
2.125% 7/1                    NOTE     701081AR2       2,648   2,876,880 prn  sole                           2,876,880
PROLOGIS NOTE 1.875%11/1      NOTE     743410AR3      20,311  25,439,404 prn  sole                          25,439,404
PRUDENTIAL FINL INC FRNT 12/1 NOTE     744320AG7      19,550  19,647,750 prn  sole                          19,647,750
RECKSON OPER PARTNERSHIP L P
DEB 4.000% 6/1                NOTE     75621LAJ3       1,677   1,810,860 prn  sole                           1,810,860
SINCLAIR BROADCAST GROUP INC
NOTE 3.000% 5/1               NOTE     829226AW9      13,448  15,021,470 prn  sole                          15,021,470
SINCLAIR BROADCAST GROUP INC
NOTE 4.875% 7/1               NOTE     829226AU3      11,003  12,394,365 prn  sole                          12,394,365
SYMANTEC CORP NOTE 0.750% 6/1 NOTE     871503AD0       1,441   1,481,397 prn  sole                           1,481,397
TRANSOCEAN SEDCO FOREX INC
NOTE 1.500%12/1               NOTE     893830AW9       9,090  10,648,750 prn  sole                          10,648,750
VORNADO RLTY L P DEB
3.875% 4/1                    NOTE     929043AC1      18,473  19,572,290 prn  sole                          19,572,290
WASHINGTON REAL ESTATE INVT
NOTE 3.875% 9/1               NOTE     939653AK7       3,092   3,268,735 prn  sole                           3,268,735
WEINGARTEN RLTY INVS NOTE
3.950% 8/0                    NOTE     948741AF0       6,157   6,508,569 prn  sole                           6,508,569
XILINX INC DBCV 3.125% 3/1    NOTE     983919AD3       2,426   2,814,698 prn  sole                           2,814,698
* KB HOME COM                 COM      48666K109         256      13,000 PUT  SOLE                              13,000
* GENERAL MTRS CORP COM       COM      370442105         236      25,000 PUT  SOLE                              25,000
* TOLL BROTHERS INC COM       COM      889478103         757      30,000 PUT  SOLE                              30,000
* KB HOME COM                 COM      48666K109         787      40,000 CAL  SOLE                              40,000
* TOLL BROTHERS INC COM       COM      889478103       1,092      43,300 PUT  SOLE                              43,300
* GENERAL MTRS CORP COM       COM      370442105         473      50,000 PUT  SOLE                              50,000
* NRG ENERGY INC COM NEW      COM      629377508       3,193     129,000 PUT  SOLE                             129,000
* KB HOME COM                 COM      48666K109       2,755     140,000 PUT  SOLE                             140,000
* JETBLUE AWYS CORP COM       COM      477143101         743     150,000 PUT  SOLE                             150,000
* YRC WORLDWIDE INC COM       COM      984249102       2,182     182,400 PUT  SOLE                             182,400
* STANDARD PAC CORP NEW COM   COM      85375C101       1,473     300,000 CAL  SOLE                             300,000
* CONTINENTAL AIRLS INC CL B  COM      210795308       5,012     300,500 PUT  SOLE                             300,500
* VISTEON CORP COM            COM      92839U107         928     400,000 CAL  SOLE                             400,000
* KB HOME COM                 COM      48666K109       7,872     400,000 PUT  SOLE                             400,000

                                                     277,756
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